SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

15.  SHARE BASED COMPENSATION

For the years ended December 31, 2020, 2021 and 2022, total share-based compensation expenses recognized were RMB22.0 million, RMB302.7 million and RMB398.0 million, respectively. Share-based compensation expenses were allocated in operating expenses by function as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Sales and marketing expenses	—	9,185	17,452	2,530
General and administrative expenses	22,029	293,549	380,556	55,175
	22,029	302,734	398,008	57,705

2019 Equity Incentive Plan

On January 18, 2019, the shareholders and Board of Directors of the Company approved the 2019 share option plan (the “2019 Plan”), which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2019 Plan, the Company issued approximately 79,015,500 options to purchase the Ordinary Shares of the Company, after the 1-to-500 share split, to its eligible employees, officers, directors or any other individual as determined by the board of directors. The purpose of the 2019 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards.

15.  SHARE BASED COMPENSATION (CONTINUED)

The options granted under the 2019 Plan have a contractual term of 10 years. The options granted to the employees are to be vested over four years. For options granted in 2019, the vesting schedule of four years is subject to four equal annual rate of 25%, with.the first 25% of the share options vesting on December 31, 2019, which is the first vesting date and 25% vesting on each anniversary day from the the first vesting date thereafter over the next three years. For options granted in 2020 and 2021, the vesting schedule of four years is at the annual rate of 40%, 40%, 10% and 10%. The first 40% of share options shall vest on the first vesting date, which is December 31, 2020 and December 31, 2021, respectively, for options granted in 2020 and 2021 is December 31, 2020 and 2021, and accordingly, the remaining 40%, 10% and 10% shall vest on each anniversary day from the respective first vesting date.

A summary of the employee equity award activity under the 2019 Plan is stated below:

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic
	options	exercise price	term	Value
		US$	Years	US$
Outstanding as of December 31, 2019	72,529,960	0.0002	9.05
Granted	25,917,240	0.0002	—
Exercised	—	0.0002	—	—
Forfeit	(38,418,992)	0.0002	—
Outstanding as of December 31, 2020	60,028,208	0.0002	8.83
Granted	2,795,600	0.0002	—
Exercised	—	0.0002	—	—
Forfeit	(2,370,736)	0.0002	—
Outstanding as of December 31, 2021	60,453,072	0.0002	7.91
Granted	—	—
Exercised	(32,008,561)	0.0002		88,097
Forfeit	—	0.0002
Outstanding as of December 31, 2022	28,444,511	0.0002	7.24
Fully vested and expected to vest as of December 31, 2022	66,938,584	0.0002	6.83	184,235
Exercisable as of December 31, 2022	25,293,687	0.0002	7.16	69,616

The weighted average grant date fair value of options granted during the years ended December 31, 2020 and 2021 was US$0.63 and US$1.07 per share, respectively. There were no options granted in the year ended December 31, 2022.

As of December 31, 2022, there was US$0.8 million of unrecognized share-based compensation expense for share options granted, which are expected to be recognized over a weighted average period of 1.2 years.

The aggregated intrinsic value for share options exercised during the year ended December 31, 2022 and for share options fully vested and expected to vest and exercisable as of December 31, 2022 was calculated based on the closing price of the Company’s Ordinary Shares on the last trading day in 2022 of US$22.02 per ADS (equivalent to US$2.75 per Ordinary Share).

15.  SHARE BASED COMPENSATION (CONTINUED)

2021 Equity Incentive Plan

On January 25, 2021, the Company announced the adoption of a 2021 Equity Incentive Plan (the “2021 Plan”) to retain, attract and motivate employees and directors by providing them with equity incentives. The 2021 Plan has a ten-year term, and has a maximum number of 222,769,232 Class A ordinary shares, represented by 27,846,154 American Depositary Shares, available for issuance pursuant to all awards under the 2021 Plan. The Company may grant options, restricted shares, restricted share units and other form of awards pursuant to the 2021 Plan.

A summary of the employee equity award activity under the 2021 Plan is stated below:

		Weighted-Average
		Grant-Date
	Number	Fair Value
	of RSUs	US$
Unvested as of December 31, 2020	—	—
Granted	40,842,760	1.09
Vested	(31,943,824)	1.10
Forfeited or cancelled	(6,368,184)	1.06
Unvested as of December 31, 2021	2,530,752	1.09
Granted	45,722,392	1.26
Vested	(43,329,376)	1.26
Forfeited or cancelled	(739,472)	1.30
Unvested as of December 31, 2022	4,184,296	1.23

The weighted average grant-date fair value of the restricted share units granted during the year ended December 31, 2021 and 2022 was US$1.09 and, US$1.23 per share.

As of December 31, 2022, there was US$2.9 million of unrecognized share-based compensation expense related to restricted share units, which are expected to be recognized over a weighted average period of 0.62 years.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The risk-free rate for periods within the contractual lives of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The exercised multiple is estimated based on the changes in intrinsic value of the options and the likelihood of early exercises by employees. The estimated fair value of the ordinary shares, at the option grant dates, were determined with the assistance from an independent third-party appraiser.

15.  SHARE BASED COMPENSATION (CONTINUED)

The assumptions used to estimate the fair value of the share options granted to employees were as follows:

		2020		2021
Risk-free interest rate		0.82%		1.04%
Expected volatility		74.37%		74.49%
Expected dividend yield		0.00%		0.00%
Exercise multiple		2.20		2.20
Expected post-vesting forfeiture rate		0.00%		0.00%
Fair value of share option	US$	0.63	US$	1.07